Other Current Assets	12 Months Ended
Dec. 31, 2014
Disclosure Schedule Of Other Current Assets [Abstract]
Other Current Assets

Other Current Assets
Other current assets consisted of:

	As of December 31,
	2014	2013
Prepaid expenses	$192	$187
Sales and use taxes	125	132
Other	139	136
Other current assets	$456	$455